Share capital and Contributed Surplus	12 Months Ended
Sep. 30, 2024
Disclosure of classes of share capital [abstract]
Share capital and Contributed Surplus [Text Block]

16. Share capital and Contributed Surplus

As disclosed in Note 1(b) and Note 1(c), the Reverse Splits have been applied retrospectively herein.

a) Share capital

Authorized

KWESST is authorized to issue an unlimited number of common shares.

Issued Common Shares

	September 30, 2024		September 30, 2023		September 30, 2022
	Number	Amount	Number	Amount	Number	Amount
Balance, beginning of year	561,673	$33,379,110	77,319	$19,496,640	69,951	$17,215,068
Issued for U.S. IPO and Canadian Offering	-	$-	322,639	$13,675,120	-	$-
Issued in private placement	-	$-	154,219	$3,050,316	2,285	$272,000
Issued for debt settlements	4,670	$97,615	5,614	$233,485	14	$19,000
Issued for U.S. public offerings	835,000	$3,608,154	-	$-	-	$-
Issued for conversion of share units	-	$-	1,413	$529,504	834	$874,840
Issued for exercise of warrants	177,831	$1,771,239	357	$60,000	1,900	$277,098
Issued for exercise of stock options	-	$-	112	$5,836	-	$-
Issued for bonus shares relating to borrowings (Note 12)	-	$-	-	$-	1,852	$411,692
Issued for acquisition (Note 4(a))	-	$-	-	$-	396	$377,503
Issued for conversion of contingent shares (Note 4(a))	-	$-	-	$-	87	$83,319
Less: share offering costs for the year	-	$(1,033,393)	-	$(3,671,791)	-	$(33,880)
Balance, end of year	1,579,174	$37,822,725	561,673	$33,379,110	77,319	$19,496,640

2024 Activities

Debt Settlement (January 2024)

On January 10, 2024, we issued 4,670 common shares in a settlement of debt in an amount of approximately $97,615. The debt resulted from a tail obligation relating to services rendered by a third-party consultant, which the Company has elected to pay in common shares. The common shares issued pursuant to the Debt Settlement (signed October 31, 2023) are subject to a four-month hold period pursuant to applicable securities legislation and the policies of the TSX Venture Exchange.

US Public Offering (April 2024)

On April 9, 2024, we closed a brokered US public offering, resulting in the issuance of 73,500 common shares of KWESST, for aggregate gross proceeds of $1.4M (US$1.0M) (the “April 2024 Public Offering”).

As a part of the April 2024 Public Offering, the Company issued 73,500 common shares and 80,350 pre-funded warrants with an exercise price of $0.01 ("Pre-funded Warrants") at a public offering price of $8.80 (US$6.50) per share and $8.81 (US$6.49) per Pre-funded Warrant, less the underwriting discount.

Brokers' Compensation and Share Offering Costs

ThinkEquity acted as sole book-running manager for the April 2024 Public Offering. As compensation for services rendered, the placement agent fees represent $0.4875 per unit (being an aggregate of $101,838 (US$75,002) or 7.5% of the public offering price of the securities). In addition, the Company issued 7,692 warrants to purchase a number of common shares (the "Placement Agent Warrants"), representing 5% of the common shares and Pre-Funded Warrants sold in the April 2024 Public Offering. The Placement Agent Warrants will be exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the April 2024 Public Offering at an initial exercise price of $11.032 (US$8.125) per common share. The share offering costs related to the April 2024 Public Offering that was recognized in the consolidated financial statements of net loss and comprehensive loss was $339,324 and recognized in equity was $269,400.

The fair value of the broker compensation warrants at the closing of the April 2024 Public Offering was $43,868, calculated using the Black Scholes model, and total share offering costs were $608,724.

Initial Recognition
Number of Warrants	7,692
Stock price (in USD)	$7.45
Exercise price (in USD)	$8.12
Black Scholes fair value (in USD)	$4.20
Volatility	66%
Dividend Yield	Nil
Risk-free interest rate	3.86%
Expected life	5
Exchange rate (USD/CAD)	1.3578

Weighted average fair value per warrant (CAD)	$5.70

US Public Offering (June 2024)

On June 14, 2024, we closed a brokered US public offering, resulting in the issuance of 290,000 common shares of KWESST, for aggregate gross proceeds of approximately $2.3M (US$1.7M) (the “June 2024 Public Offering”).

As a part of the June 2024 Public Offering, the Company issued 290,000 common shares at a public offering price of $8.00 (US$5.80) per share, less the placement agent fees.

Brokers' Compensation and Share Offering Costs

ThinkEquity acted as sole book-running manager for the June 2024 Public Offering. As compensation for services rendered, the placement agent fees represent $0.435 per common share (being an aggregate of $173,469 (US$126,150) or 7.5% of the public offering price of the securities). In addition, the Company issued to the placement agent 14,500 common share purchase warrants with an exercise price of $10.00 (US$7.25) per common share, exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the June 2024 Public Offering. All of the share offering costs related to the June 2024 Public Offering were recognized in equity.

The fair value of the broker compensation warrants at the closing of the June 2024 Public Offering was $61,213, calculated using the Black Scholes model, and total share offering costs were $384,509.

Initial Recognition
Number of Warrants	14,500
Stock price (in USD)	$5.77
Exercise price (in USD)	$7.25
Black Scholes fair value (in USD)	$3.07
Volatility	66%
Dividend Yield	Nil
Risk-free interest rate	3.86%
Expected life	5
Exchange rate (USD/CAD)	1.3751

Weighted average fair value per warrant (CAD)	$4.22

US Registered Direct Offering (August 2024)

On August 13, 2024, we closed a registered direct offering for the purchase and sale of 471,500 common shares at a purchase price of $2.74 (US$2.00) per common share for gross proceeds of $1.4M (US$0.9M) (the “August 2024 Offering”). In a concurrent private placement, the Company issued unregistered warrants to purchase up to 471,500 common shares at an exercise price of $3.43 (US$2.50) per share that are immediately exercisable upon issuance and will expire five years following the date of issuance.

Brokers' Compensation and Share Offering Costs

H.C. Wainwright & Co. acted as the exclusive placement agent for the August 2024 Offering. As compensation for services rendered, the placement agent fees were US$70,725 or 7.5% of the public offering price of the securities). In connection with the closing of the August 2024 Offering, we issued Wainwright or its designees warrants to purchase up to an aggregate of 35,362 common shares at an exercise price of US$2.50 per share, the warrants are exercisable upon issuance and have a expiry date of August 9, 2029. The shares offered as Brokers' Compensation related to the August 2024 Offering were recognized in equity.

In connection with the August 2024 Offering, Wainwright was also granted a tail obligation resulting in earning 7.5% on any equity financing raised from investors introduced to the Company as part of the offering. The November 1, 2024 and November 12, 2024 financings described in Note 27 fell entirely within the scope of the tail obligation and resulted in a payment of 7.5% of the gross proceeds to Wainright upon closing of those transactions.

The fair value of the broker compensation warrants at the closing of the August 2024 Offering was $28,632, calculated using the Black Scholes model. The share offering costs related to the August 2024 Offering that was recognized in the consolidated financial statements of net loss and comprehensive loss was $202,242 and recognized in equity was $281,869.

Initial Recognition
Number of Warrants	35,362
Stock price (in USD)	$1.43
Exercise price (in USD)	$2.50
Black Scholes fair value (in USD)	$0.59
Volatility	91%
Dividend Yield	Nil
Risk-free interest rate	3.12%
Expected life	2.5
Exchange rate (USD/CAD)	1.3723

Weighted average fair value per warrant (CAD)	$0.81

2023 Activities

Share Consolidation

On October 28, 2022. we finalized the consolidation of our common shares on the basis of one post-consolidation common share for every seventy pre-consolidation common shares issued and outstanding.

U.S. IPO and Canadian Offering

On December 9, 2022, we closed the U.S. IPO and the Canadian Offering. In the U.S. IPO, we sold 250,000 units at a public offering price of USD$41.30 per unit (the “Unit”), consisting of one share of common stock and one warrant to purchase one share of common stock (“Warrant”). The Warrants have a per share exercise price of USD$50.00 and can be exercised immediately. In connection with the closing of the U.S. IPO, the underwriter partially exercised its over-allotment option to purchase an additional 19,900 pre-funded common share purchase warrants (“Pre-Funded Warrants”) at US$41.20 (before underwriter discount) and 37,500 option warrants to purchase common shares at USD$0.001 each. A Pre-Funded Warrant is a financial instrument that requires the holder to pay little consideration (exercise price of  USD$0.10) to receive the common share upon exercise of the Pre-Funded Warrant (see Note 15). The holder of Pre-Funded Warrants has no voting rights. All of these warrants expire on December 9, 2027.

In the Canadian Offering, we sold 72,639 units, each consisting of one common share and one warrant to purchase one common share, at a price to the public of USD$41.30 per unit. The warrants will have a per common share exercise price of USD$50.00, are exercisable immediately and expire in five years on December 9, 2027. Effective May 1, 2023, the warrants are listed on the TSX-V under the stock symbol of KWE.WT.U.

The closing of the U.S. IPO and Canadian Offering resulted in aggregate gross proceeds of $19.4 million (USD$14.1 million), before deducting underwriting discounts and offering expenses.

The common shares of KWESST and the Warrants sold in the U.S. IPO began trading on the Nasdaq Capital Market under the symbols "KWE" and "KWESW", respectively, on December 7, 2022.

ThinkEquity acted as sole book-running manager for the U.S. IPO and PI Financial acted as sole book-running manager for the Canadian Offering.

Accounting Treatment

Refer to Note 15 for the accounting of the warrants issued in the U.S. IPO and Canadian Offering and the July 2023 Private Placement accounted for as warrant liabilities.

The U.S. underwriter warrants as well as the Canadian broker options from the U.S. IPO and Canadian Offering, 13,495 warrants and 5,084 warrants respectively, were accounted for as equity on initial recognition. The U.S. underwriter warrants from the July 2023 Private Placement, 12,363 warrants, was accounted for as equity on initial recognition.

Brokers' Compensation and Share Offering Costs

As consideration for the services provided in connection with the U.S. IPO, ThinkEquity received: (a) a broker-dealer cash commission of US$835,000 (or CAD$1,138,105) equal to 7.5% of the gross offering proceeds of the U.S. Offering; and (b) underwriter warrants (the "U.S. Underwriter Warrants") to purchase up to 13,495 common shares equal to 5% of the common shares and pre-funded common share purchase warrants issued under the U.S. Offering. Each U.S. Underwriter Warrant is exercisable to acquire one common share at a price of US$51.625, exercisable as of June 4, 2023, and expiring on December 9, 2027.

As consideration for the services provided in connection with the Canadian Offering, PI Financial received: (a) a cash commission of approximately US$210,000 (or CAD$286,230); and (b) 5,084 compensation options (the "Canadian Compensation Options"). Each Canadian Compensation Option is exercisable to acquire one Canadian Unit at a price of US$41.30 and expiring on December 9, 2024.

In addition to the above brokers' compensation, we also incurred US$2.1 million share offering costs (or CAD$2.8 million) for the U.S. IPO and Canadian Offering, of which CAD$628,262 was incurred and deferred at September 30, 2022.

The total brokers compensation (including fair value of U.S. Underwriter Warrants and Canadian Compensation Options) and share offering costs was US$3.2 million (or CAD$4.4 million). This total was allocated proportionately to the fair value of common shares and to share offering costs for the portion allocated to warrants accounted for as warrant liabilities.

Shares for Debt Settlement (December 2022)

We entered into share for debt arrangements with existing lenders, which closed on December 13, 2022, following TSXV's conditional approval. This resulted in issuing 5,614 Units to settle $12,000 of the March 2022 Loans and USD$223,321 (or CAD$302,197) of the August 2022 Loans, including unpaid accrued interest and 10% premium at maturity (the "Debt Settlements") (see Note 12). The terms of the Units are the same as the Units issued in the Canadian Offering.

Private Placement (July 2023)

On July 21, 2023, we closed a brokered private placement, resulting in the issuance of 154,219 common shares of KWESST, for aggregate gross proceeds of USD$5,588,397 (approximately CAD$7.4M) (the "July 2023 Offering").c

As a part of the July 2023 Offering, the Company issued 154,219 common shares at a price of US$22.60 (CAD$29.80) per common share and 93,054 pre-funded warrants at a price of US$22.59 (CAD$29.79) per pre-funded warrant (each a "Pre-funded Warrant"), with each common share and Pre-funded Warrant being bundled with one common share purchase warrant of the Company (each a "Common Warrant"). Each Pre-Funded Warrant entitles the holder to acquire one common share at an exercise price of US$0.01 per common share, and each Common Warrant is immediately exercisable and entitles the holder to acquire one common share at an exercise price of US$26.60 (CAD$35.00) per common share for a period of 60 months following the closing of the July 2023 Offering. Although the common shares and Pre-funded Warrants are each bundled with a Common Warrant, each security is issued separately.

Brokers' Compensation and Share Offering Costs

ThinkEquity acted as sole placement agent for the Offering. As compensation for services rendered, the Company paid to ThinkEquity a cash fee of $475,013.14 representing 8.5% of the aggregate gross proceeds of the Offering and issued 12,363 warrants to purchase a number of common shares (the "Placement Agent Warrants"), representing 5% of the common shares and Pre-Funded Warrants sold in the Offering. The Placement Agent Warrants will be exercisable, in whole or in part, immediately upon issuance and will expire 60 months after the closing date of the Offering at an initial exercise price of US$26.60 (CAD$35.00) per common share.

2022 Activities

Private Placement

On July 14, 2022, we closed a non-brokered private placement, resulting in the issuance of 2,285 units of KWESST ("July 2022 Units"), at a price of $150.50 per July 2022 Unit (the "Issue Price"), for aggregate gross proceeds of $344,000 (the "July 2022 Offering").

Each July 2022 Unit is comprised of one common share and seventy one-half common share purchase warrant (the "July 2022 Warrants"). Accordingly, we issued 80,000 Warrants exercisable at $2.85 each for a period of 24 months from the closing date. Each Warrant converts into 0.01428571 common shares or 70 warrants for one common share. There was no finder fee paid in this private placement.

Certain of our directors and officers (the "Insiders") purchased 581 Units for a total consideration of $87,500. The issuance of Units to the Insiders constitutes a related party transaction but is exempt from the formal valuation and minority approval requirements of Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions ("MI 61-101") as KWESST's securities are not listed on any stock exchange identified in Section 5.5(b) of MI 61-101 and neither the fair market value of the units issued to the Insiders, nor the fair market value of the entire private placement, exceeds 25% of our market capitalization.

The securities were issued in accordance with applicable prospectus exemptions under Canadian securities laws.

Police Ordnance Acquisition

As disclosed in Note 4(a), we issued 396 common shares to the selling shareholders in December 2021 at the closing of the acquisition and an additional 87 common shares in April 2022 following the achievement of the financial milestone as defined in the share purchase agreement.

Debt for Equity Settlement

During the year ended September 30, 2022, we settled $19,000 of legal fees for 143 common shares.

b) Warrants

The following reflects the warrant activities:

	September 30, 2024		September 30, 2023		September 30, 2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding, beginning of year	1,550,787	$24.90	1,341,716	$7.75	1,390,164	$7.38
Issued	609,405	$3.20	658,786	$52.90	100,000	$5.72
Exercised	(178,135)	$0.02	(25,000)	$5.00	(133,000)	$2.56
Expired	(822,000)	$2.10	(424,715)	$18.60	(15,448)	$5.63
Outstanding, end of year	1,160,057	$32.30	1,550,787	$24.90	1,341,716	$7.75
Exercisable, end of year	1,147,559	$32.60	1,538,286	$25.00	1,279,215	$8.15

The following table provides additional information on the total outstanding warrants at September 30, 2024:

	Number outstanding	Conversion ratio to Common Shares	Book value	Expiry Date
Classified as Equity
LEC's Warrants:
Exercise price of $7.00	50,000	70 for 1	$425,000	April 29, 2026

Acquisition of Police Ordnance (Note 4):
Exercise price of $17.20	20,000	70 for 1	$132,000	December 15, 2024

December 2022 U.S. Underwriter Warrants
Exercise price of US$51.625	13,495	1 for 1	$189,592	December 6, 2024

July 2023 U.S. Underwriter Warrants
Exercise price of US$26.60	12,363	1 for 1	$204,187	December 6, 2024

April 2024 U.S. Underwriter Warrants
Exercise price of US$8.125	7,692	1 for 1	$43,869	April 9, 2029

June 2024 U.S. Underwriter Warrants
Exercise price of US$7.25	14,500	1 for 1	$61,213	June 14, 2029

August 2024 U.S. Underwriter Warrants
Exercise price of US$2.50	35,362	1 for 1	$28,826	August 9, 2029
	153,412		$1,084,687
Classified as liability

December 2022 Public Offerings:
Exercise price of US$50.00	322,639	1 for 1	$65,765	December 9, 2027

December 2022 Option Warrants
Exercise price of US$51.625	37,500	1 for 1	$7,644	December 9, 2024

December 2022 Debt Settlement
Exercise price of US$50.00	5,614	1 for 1	$1,145	December 9, 2027

July 2023 Public Offerings:
Exercise price of US$26.60	154,219	1 for 1	$60,373	July 21, 2028

July 2023 Pre-Funded Warrants
Exercise price of US$0.01	15,173	1 for 1	$31,338	No expiry

August 2024 Public Offering
Exercise price of US$2.50	471,500	1 for 1	$681,030	August 9, 2029
	1,006,645		847,295
Total outstanding warrants	1,160,057		$1,931,982

The weighted average fair value for the warrants issued during the year ended September 30, 2024, was determined by the Black Scholes option pricing model using the following key inputs:

August 2024 Warrants
Exercise Price (in USD)	$2.50
Stock price (in USD)	$1.43
Black Scholes fair value (in USD)	$1.00
Volatility	103%
Dividend Yield	Nil
Risk-free interest rate	3.03%
Expected life	5
Exchange rate (USD/CAD)	1.3499

Weighted average fair value per warrant (CAD)	$1.35

The weighted average fair value for the warrants issued during the year ended September 30, 2023, was determined by the Black Scholes option pricing model using the following key inputs:

	2023 Warrants	2022 Warrants
Exercise Price (in USD)	$26.60	$50.00
Stock price (in USD)	$20.80	$41.30
Volatility	67%	75%
Dividend Yield	Nil	Nil
Risk-free interest rate	4.44%	4.20%
Expected life	2.5	2.5

Weighted average fair value per warrant (CAD)	$9.90	$14.30

The fair value for the warrants issued during the year ended September 30, 2022, was determined by the Black Scholes option pricing model using the following key inputs:

	Acquisition of POC	July 2022 Warrants
Exercise Price	$17.20	$2.850
1/700 of stock price	$13.60	$2.150
Volatility	84.7%	90.5%
Dividend Yield	Nil	Nil
Risk-free interest rate	1.04%	3.12%
Expected life	3	2

Weighted average fair value per warrant CAD)	$6.60	$0.90

c) Contributed Surplus

Contributed surplus consists of issued broker compensation options at fair value, the cumulative amortized fair value of share-based compensation grants since inception, less amounts transferred to share capital for exercises. If outstanding options expire or are forfeited, there is no reversal of contributed surplus.

Broker Compensation Options

In the Canadian Offering, we issued 5,084 Canadian Compensation Options. Each Canadian Compensation Option is exercisable to acquire one Unit, as defined in Note 16(a), at a price equal to $56.29 (US$41.30) for a period of two years (expiring on December 9, 2024).  Based on the structure of the Compensation Option, management estimated its fair value using the Monte Carlo method (Level 2).  We used the following key inputs in the Monte Carlo model (100,000 simulations):

Initial
Recognition
Number of securities	5,084
Exercise price - compensation option (in USD)	$41.30
1-Year CAD/USD Forward Exchange Rate	$1.3560
Exercise price - compensation warrant (in USD)	$50.00
2-Year CAD/USD Forward Exchange Rate	$1.3483
Share price (in CAD)	$42.00
Expected life - compensation option	1.00
Expected life - compensation warrant	2.50
Dividend	$-
Volatility - compensation option	90%
Volatility - compensation warrant	75%
Risk free rate - compensation option	4.38%
Risk free rate - compensation warrant	3.15%
Fair value per compensation option (CAD)	$24.60

We have recorded $125,086 of Canadian Compensation Options in contributed surplus, with an equal offset to share offering costs (a non-cash transaction).

Share-based compensation

On August 26, 2024, KWESST shareholders approved the renewal of the Long-Term Incentive Plan (the "LTIP"). The number of RSUs, PSUs, DSUs, and SARs (collectively "Share Units") authorized for issuance pursuant to the LTIP is 40,727 Share Units. Accordingly, we have 14,915 Share Units available for future grants.

Further, the disinterested shareholders (shareholders that are not directors, officers, or other insiders of the Company) of KWESST approved to revise the exercise price of 50,981 stock options to $36.00, the closing price of KWESST common shares on the TSX-V on March 31, 2023. In accordance with IFRS 2, this resulted in an immediate fair value increase of $77,001 included in share-based compensation, with an offset to contributed surplus.

For the year ended September 30, 2024, we recorded share-based compensation of $291,761 (2023 - $373,554, 2022 - $1,960,072).

(i) Stock Options

The following is summary of changes in outstanding stock options for the respective periods:

		Weighted
	Number of	average
	options	exercise price
Outstanding at September 30, 2021	5,953	$959.00
Granted	950	$695.90
Cancelled	(1,192)	$1,317.60
Outstanding at September 30, 2022	5,711	$838.70
Granted	34,000	$25.90
Exercised	(112)	$36.00
Cancelled	(607)	$706.50
Outstanding at September 30, 2023	38,992	$28.00
Cancelled	(13,181)	$31.10

Outstanding at September 30, 2024	25,811	$26.44

Options exercisable at September 30, 2024	14,061	$27.23

At September 30, 2024, the weighted average remaining vesting period was 0.87 years (2023 - 1.87 years, 2022 - 0.88 years).

For the options granted during the year ended September 30, 2024, the per share weighted-average fair value of stock options was $nil (2023 - $14.20, 2022 - $382.10), using the Black-Scholes option model with the following weighted-average assumptions:

	2024	2023	2022
Stock price	$1.75 to $24.50	$25.50 to $40.00	$147.00 to $1,267.00
Exercise price	Nil	$25.50 to $40.00	$147.00 to $1,267.00
Volatility	Nil	96.37%	90.48%
Dividend yield	Nil	Nil	Nil
Risk-free interest rate	Nil	4.65%	2.04%
Expected life (years)	Nil	2.93	2.91

Weighted-average fair value per option	Nil $	14.20	$382.06

The following table summarizes information about stock options outstanding at September 30, 2024:

Exercise price	Number outstanding	Weighted average remaining contractual life	Weighted average outstanding strike price	Exercisable	Remaining exercisable contractual life	Weighted average exercisable strike price
$25.50	23,500	2.88	$25.50	11,750	2.88	$25.50
$36.00	2,311	2.55	$36.00	2,311	2.55	$36.00
	25,811	2.85	$26.44	14,061	2.83	$27.23

Amendment to stock option grants

For the years ended September 30, 2024 and 2023, we had no amended stock option grants.

(ii) Share Units

The following table shows the changes in Share Units:

	RSUs	PSUs	SARs	Total
Outstanding at September 30, 2021	1,628	285	214	2,127
Granted	1,072	1,794	51	2,917
Vested and converted to common shares	(568)	(266)	-	(834)
Vested and repurchased for withholding taxes	(14)	(24)	-	(38)
Expired / cancelled	-	(1,771)	-	(1,771)
Outstanding at September 30, 2022	2,118	18	265	2,401
Granted	-	-	-	-
Vested and converted to common shares	(2,010)	(18)	-	(2,028)
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	-	-	-	-
Outstanding at September 30, 2023	108	-	265	373
Granted	-	-	-	-
Vested and converted to common shares	-	-	-	-
Vested and repurchased for withholding taxes	-	-	-	-
Expired / cancelled	(108)	-	(265)	(373)
Outstanding at September 30, 2024	-	-	-	-

RSUs:

Each RSU entitles the holder to receive one common share in the future, based on continued service during the applicable period.

During the year ended September 30, 2024, we did not grant any RSUs (2023 - nil, 2022 - 1,072), with a weighted-average grant date fair value of $nil per unit (2023 - $nil, 2022 - $435). There were no outstanding RSUs at September 30, 2024 (2023 - weighted average vesting period was 0.1 years, 2022 - weighted average vesting period was 0.18 years).

PSUs:

Each PSU entitles the holder to receive one common share in the future, based on the achievement of established performance criteria and continued service during the applicable performance period.

During the year ended September 30, 2024, we did not grant any PSUs (2023 - nil, 2022 - 1,794), with a weighted-average grant date fair value of $nil per unit (2023 - $nil, 2022 - $1,267).  There were no outstanding PSUs at September 30, 2024 (2023 - fully vested, 2022 - fully vested).

SARs:

Each SAR entitles the holder to receive cash or common share at our discretion in the future, based on continued service during the applicable period. The amount of the cash payment or the value of common shares is determined based on the increase of the share price of KWESST between the grant date and the exercise date. Because we intend to always settle in common shares, we account for SARs as equity-settled awards.

During the year ended September 30, 2024, we did not grant any SARs (2023 - nil, 2022 - 51) at an exercise price of $nil (2023 - $nil, 2022 - $1,267). There were no outstanding SARs at September 30, 2024.

(iii) Share-based Compensation

For the year ended September 30, 2024, we recorded share-based compensation of $291,761 (2023 - $373,554, 2022 - $1,960,072).

The following table presents a breakdown of total share-based compensation expense by function:

	Year ended September 30, 2024	Year ended September 30, 2023	Year ended September 30, 2022
General and administrative	$189,692	$246,436	$1,104,858
Selling and marketing	-	53,800	552,627
Research and development, net	102,069	73,318	302,587
Total share-based compensation	$291,761	$373,554	$1,960,072